DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Disaggregation of revenue
	For the nine months ended	For the nine months ended
	September 30,	September 30,
	2019	2018
TPT SpeedConnect	$5,082,260	$—

Copperhead Digital	176,640	322,550

K Telecom	38,719	105,080

San Diego Media	21,621	141,426

Blue Collar	888,191	46,218

P2P	—	25,430
Total Revenue	$6,207,431	$640,704

	2018	2017
Copperhead Digital	$400,763	$867,896
K Telecom	119,860	490,241
San Diego Media	169,142	365,506
Blue Collar	219,474	—
P2P	25,430	390,137
Other	2,400	1,380
Total Revenue	$937,069	$2,115,160

Potentially dilutive securities
2019
Series A Preferred Stock	141,835,420
Series B Preferred Stock	2,588,693
Stock Options and Warrants	6,426,453
Convertible Debt	125,654,896
276,495,462

	2018	2017
Series A Preferred Stock	128,056,506	62,671,309
Series B Preferred Stock	2,588,693	2,588,693
Stock Options	3,093,120	93,520
Convertible Debt	4,252,555	1,339,536
	137,990,874	66,599,536

Derivative financial instruments
Derivative Instrument	Fair Value
Fair value of Geneva Roth Convertible Promissory Notes	$288,852
Fair value of Auctus Convertible Promissory Note	$3,051,995
Fair value of Odyssey Capital Convertible Promissory Note	$744,394
Fair value of EMA Financial Convertible Promissory Note	$912,138
Fair value of JSJ Investment Convertible Promissory Note	$188,068
Fair value of Warrants issued with the derivative instruments	$70,486